UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20005

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/28/01

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:

Name: 	Charter Financial Group, Inc.
Address: 	1401 I Street, NW
		Suite 505
		Washington, DC  20005

Form 13F File Number: 28-_05197__

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan H. Stewart
Title: 	Chairman & President
Phone: 	(202)289-7443

Signature, Place, and Date of Signing:

Susan H. Stewart 		Washington, DC			November 3,
2000
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
















































Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total: 	35

Form 13F Information Table Value Total: 	$114237
(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE






























FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN
	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
ALCOA INC.	COM	013817101	4192	135194	SH		SOLE		20800
	0	114394
AMERICAN POWER CONVERSION	COM	029066107	3316	283919	SH
	SOLE		41100	0	242819
AMGEN INC	COM	031162100	5030	85603	SH		SOLE		17800
	0	67803
BJ'S WHOLESALE CLUB	COM	05548J106	4283	89974	SH		SOLE
	16800	0	73174
BOEING CO.	COM	097023105	257	7700	SH		SOLE		0	0
	7700
CHUBB CORP.	COM	171232101	4489	62864	SH		SOLE
	10400	0	52464
CISCO SYSTEMS, INC.	COM	17275R102	2272	186598	SH		SOLE
	35600	0	150998
CITIGROUP INC.	COM	172967101	242	5992	SH		SOLE		0
	0	5992
COSTCO WHOLESALE CORP.	COM	22160K105	408	11500	SH
	SOLE		0	0	11500
DANAHER CORP.	COM	235851102	4229	89647	SH		SOLE
	14800	0	74847
DUKE ENERGY CORP.	COM	264399106	242	6400	SH		SOLE
	0	0	6400
EMC CORP.	COM	268648102	1207	102742	SH		SOLE		19500
	0	83242
EL PASO CORP.	COM	28336L109	3346	80533	SH		SOLE
	13776	0	66757
ELI LILLY & CO.	COM	532457108	5305	65745	SH		SOLE
	11660	0	54085
FANNIE MAE 	COM	313586109	256	3200	SH		SOLE		0
	0	3200
FLEET BOSTON FINANCIAL CORP.	COM	339030108	4609	125438	SH
	SOLE		22800	0	102638
GENERAL ELECTRIC COMPANY	COM	369604103	3746	100706	SH
	SOLE		14400	0	86306
INTL BUSINESS MACHINES CORP.	COM	459200101	3774	41147	SH
	SOLE		7400	0	33747
J.P. MORGAN CHASE & CO. INC.	COM	46625H100	3185	93291	SH
	SOLE		17700	0	75591
JOHNSON & JOHNSON	COM	478160104	6825	123211	SH		SOLE
	16600	0	106611
LEHMAN BROTHERS HOLDINGS INC.	COM	524908100	4162	73226	SH
	SOLE		12400	0	60826
LIBERATE TECHNOLOGIES	COM	530129105	107	10802	SH
	SOLE		0	0	10802
LOCKHEED MARTIN CORPORATION	COM	539830109	5910	135106	SH
	SOLE		23400	0	111706
MERCK & CO., INC.	COM	589331107	4629	69517	SH		SOLE
	13200	0	56317
NOBLE DRILLING CO.	COM	655042109	2585	107737	SH		SOLE
	17000	0	90737
NORSK HYDRO A/S SPONS ADR	COM	656531605	4076	111990	SH
	SOLE		24000	0	87990
OXFORD HEALTH PLANS	COM	691471106	4111	144772	SH		SOLE
	24900	0	119872
PFIZER INC.	COM	717081103	338	8448	SH		SOLE		0
	0	8448
PROCTOR & GAMBLE CO.	COM	742718109	5284	72593	SH		SOLE
	13500	0	59093
QUALCOMM INC.	COM	747525103	3661	77023	SH		SOLE
	13400	0	63623
SAFEWAY INC.	COM	786514208	3794	95524	SH		SOLE
	16700	0	78824
STRYKER CORP.	COM	863667101	4926	93130	SH		SOLE
	15500	0	77630
SUN MICROSYSTEMS, INC.	COM	866810104	2140	258885	SH
	SOLE		39200	0	219685
TYCO INTERNATIONAL LTD.	COM	902124106	4258	93599	SH
	SOLE		14500	0	79099
UNISYS CORP.	COM	909214108	2835	327388	SH		SOLE
	58000	0	269388
WELLS FARGO CO.	COM	949746101	208	4700	SH		SOLE		0
	0	4700